As filed with the Securities and Exchange Commission on May 3, 2001

1933 Act File No. 2-99752
1940 Act File No. 811-4384

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 21	[x]

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]

Amendment No. 21

STRONG SCHAFER VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 2936
Milwaukee, Wisconsin 53201-2936
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (1-800) 368-3863

David K. Schafer
P.O. Box 2936
Milwaukee, Wisconsin 53201-2936
(Name and Address of Agent for Service)

Copy to:
Andrew H. Shaw, Esq.
Sidley & Austin
Bank One Plaza
10 South Dearborn Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[x]	on June 1, 2001 pursuant to paragraph (b) of Rule 485.*
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
*

This post-effective amendment is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating a new effective date for post-effective amendment No. 20 which was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on March 7, 2001. The new effective date is no earlier than the effective date designated in the previously filed amendment under paragraph (a) of Rule 485 and is no later than 30 days after that date. Accordingly, post-effective amendment No. 20 is incorporated herein by reference in its entirety.

SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 1st day of May, 2001.
STRONG SCHAFER VALUE FUND, INC. (Registrant)
By: /s/ David K. Schafer David K. Schafer President

       Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on May 1, 2001 by the following persons in the capacities indicated.
Name	Title

/s/ David K. Schafer David K. Schafer	Director and President and Principal

* Timothy C. Collins	Director

* Mary P. English	Director

* Philip P. Young	Director

*By:/s/ David K. Schafer David K. Schafer (Attorney-in-fact)